Retirement Benefit Schemes - Schedule of Defined Benefit Amounts Recognised in Balance Sheets (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	£ (7,202)	£ (7,312)
Fair value of funded scheme assets	7,317	7,424
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	900	909
Unrecognised funded scheme surpluses	40	60	£ 16	£ 16
Surplus (deficit) in plan	75	51
Non-current net defined benefit liability	(881)	(949)
Retirement benefit assets	956	1,000
Funded defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(6,417)	(6,515)
Fair value of funded scheme assets	7,317	7,424
Unrecognised funded scheme surpluses	(40)	(61)
Surplus (deficit) in plan	860	848
Unfunded Defined Benefit Plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(785)	(797)
Pension schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(6,647)	(6,697)
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	905	961
Unrecognised funded scheme surpluses	40	60	16	16
Surplus (deficit) in plan	485	513
Non-current net defined benefit liability	(467)	(483)
Retirement benefit assets	952	996
Pension schemes | Funded defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(6,267)	(6,310)
Fair value of funded scheme assets	7,172	7,271
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	905	961
Unrecognised funded scheme surpluses	(40)	(61)
Surplus (deficit) in plan	865	900
Pension schemes | Unfunded Defined Benefit Plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(380)	(387)
Healthcare schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(555)	(615)
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	(5)	(52)
Unrecognised funded scheme surpluses	0	0	£ 0	£ 0
Surplus (deficit) in plan	(410)	(462)
Non-current net defined benefit liability	(414)	(466)
Retirement benefit assets	4	4
Healthcare schemes | Funded defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(150)	(205)
Fair value of funded scheme assets	145	153
Unrecognised funded scheme surpluses	0	0
Surplus (deficit) in plan	(5)	(52)
Healthcare schemes | Unfunded Defined Benefit Plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	£ (405)	£ (410)